Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust III
Prospectus Date	rr_ProspectusDate	Nov. 07, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2012